Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Kingsoft Cloud Storage Business [Member]	Series E tranche 1 [Member]	Series E Tranche 2 [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series C To One Series C [Member]	Initial Public Offering [Member]	Common shares [Member]	Common shares [Member] Kingsoft Cloud Storage Business [Member]	Common shares [Member] Series E tranche 1 [Member]	Common shares [Member] Series E Tranche 2 [Member]	Common shares [Member] Series D Preferred Stock [Member]	Common shares [Member] Series E Preferred Stock [Member]	Common shares [Member] Series C To One Series C [Member]	Common shares [Member] Initial Public Offering [Member]	Treasury stock [Member]	Treasury stock [Member] Kingsoft Cloud Storage Business [Member]	Treasury stock [Member] Series E tranche 1 [Member]	Treasury stock [Member] Series E Tranche 2 [Member]	Treasury stock [Member] Series D Preferred Stock [Member]	Treasury stock [Member] Series E Preferred Stock [Member]	Treasury stock [Member] Series C To One Series C [Member]	Treasury stock [Member] Initial Public Offering [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Kingsoft Cloud Storage Business [Member]	Additional paid-in capital [Member] Series E tranche 1 [Member]	Additional paid-in capital [Member] Series E Tranche 2 [Member]	Additional paid-in capital [Member] Series D Preferred Stock [Member]	Additional paid-in capital [Member] Series E Preferred Stock [Member]	Additional paid-in capital [Member] Series C To One Series C [Member]	Additional paid-in capital [Member] Initial Public Offering [Member]	Retained earnings (Accumulated deficits) [Member]	Retained earnings (Accumulated deficits) [Member] Kingsoft Cloud Storage Business [Member]	Retained earnings (Accumulated deficits) [Member] Series E tranche 1 [Member]	Retained earnings (Accumulated deficits) [Member] Series E Tranche 2 [Member]	Retained earnings (Accumulated deficits) [Member] Series D Preferred Stock [Member]	Retained earnings (Accumulated deficits) [Member] Series E Preferred Stock [Member]	Retained earnings (Accumulated deficits) [Member] Series C To One Series C [Member]	Retained earnings (Accumulated deficits) [Member] Initial Public Offering [Member]	Statutory reserves [Member]	Statutory reserves [Member] Kingsoft Cloud Storage Business [Member]	Statutory reserves [Member] Series E tranche 1 [Member]	Statutory reserves [Member] Series E Tranche 2 [Member]	Statutory reserves [Member] Series D Preferred Stock [Member]	Statutory reserves [Member] Series E Preferred Stock [Member]	Statutory reserves [Member] Series C To One Series C [Member]	Statutory reserves [Member] Initial Public Offering [Member]	Accumulated other comprehensive Income/(loss) [Member]	Accumulated other comprehensive Income/(loss) [Member] Kingsoft Cloud Storage Business [Member]	Accumulated other comprehensive Income/(loss) [Member] Series E tranche 1 [Member]	Accumulated other comprehensive Income/(loss) [Member] Series E Tranche 2 [Member]	Accumulated other comprehensive Income/(loss) [Member] Series D Preferred Stock [Member]	Accumulated other comprehensive Income/(loss) [Member] Series E Preferred Stock [Member]	Accumulated other comprehensive Income/(loss) [Member] Series C To One Series C [Member]	Accumulated other comprehensive Income/(loss) [Member] Initial Public Offering [Member]	Non-controlling interest [Member]	Non-controlling interest [Member] Series C [Member]	Non-controlling interest [Member] Series B [Member]	Non-controlling interest [Member] Series A-1 Preferred Stock [Member]	Non-controlling interest [Member] Series A [Member]	Non-controlling interest [Member] Kingsoft Cloud Storage Business [Member]	Non-controlling interest [Member] Series E tranche 1 [Member]	Non-controlling interest [Member] Series E Tranche 2 [Member]	Non-controlling interest [Member] Series D Preferred Stock [Member]	Non-controlling interest [Member] Series E Preferred Stock [Member]	Non-controlling interest [Member] Series C To One Series C [Member]	Non-controlling interest [Member] Initial Public Offering [Member]	Convertible non-redeemable preferred shares [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Series B [Member]	Convertible non-redeemable preferred shares [Member] Series A-1 Preferred Stock [Member]	Convertible non-redeemable preferred shares [Member] Series A [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series B [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series A-1 Preferred Stock [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series A [Member]
Beginning Balance, Amount at Dec. 31, 2013																																																																					$ 1	$ 8	$ 9	$ 7
Beginning Balance, Amount at Dec. 31, 2013	$ 79,194								$ 15								$ 2								$ 61,634								$ 7,037								$ 4,478								$ 6,003								$ 84
Beginning Balance, Shares at Dec. 31, 2013																																																																					5,728,264	30,308,284	36,400,000	26,416,560
Beginning Balance, Shares at Dec. 31, 2013									61,447,372								9,073,732
Accretion to convertible redeemable preferred shares redemption value					$ (1,870)	$ (12,754)																							$ (717)	$ (10,229)							$ (1,153)	$ (2,525)
Amortisation of BCF						$ (4,139)																								$ (3,206)								$ (933)
Deemed dividend of convertible preferred shares from their modifications					$ (279)																																$ (279)
Contingent beneficial conversion feature																															$ 57								$ (57)
Repurchase of shares, Amount	(59,082)								$ (4)																(47,403)								(11,674)																										$ (1)
Repurchase of shares, shares									(14,664,637)																																																		(3,756,065)	(591,451)	(477,180)
Acceleration of amortization of beneficial conversion feature	(49,346)																								(49,346)
Deemed dividend to preferred shareholders upon initial public offering	(32,807)																								(32,807)
Issuance of common shares for share incentive plans, Amount								$ 470,759								$ 71	$ 5								(5)							$ 470,712																																									$ (1)	$ (7)	$ (9)	$ (7)
Issuance of common shares for share incentive plans, Shares																277,834,210	24,195,412																																																								(5,728,264)	(26,552,219)	(35,808,549)	(25,939,380)
IPO expenses	(4,216)																								(4,216)
Exercised share options, Amount	295																								295
Exercised share options, Shares									1,431,320								(1,431,320)
Vested restricted shares									1,563,222								(1,563,222)
Share-based compensation		$ 303																								$ 303
Share-based compensation - others	7,644																								7,644
Beneficial conversion feature			$ 52,377	$ 1,109																							$ 52,377	$ 1,109
Statutory Reserve																																	(654)								654
Net income / (loss)	10,812																																10,812																								(949)
Translation adjustments at Dec. 31, 2014	(109)																																																(109)								(5)
Ending Balance, Amount at Dec. 31, 2014
Ending Balance, Amount at Dec. 31, 2014	457,891								$ 82								$ 7								446,202								574								5,132								5,894								(870)
Ending Balance, Shares at Dec. 31, 2014
Ending Balance, Shares at Dec. 31, 2014									327,611,487								30,274,602
Repurchase of shares, Amount	(1,287)																								(1,287)
Repurchase of shares, shares									(1,068,095)								1,068,095
Deemed dividend to preferred shareholders upon initial public offering
Exercised share options, Shares	3,189,944
Issuance of common shares for the vesting of restricted shares and the exercise of share options, Amount																	$ 3								(3)
Issuance of common shares for the vesting of restricted shares and the exercise of share options, shares																	10,991,120
Issuance of common shares for exercised share options, Amount	3,630								$ 2								$ (2)								3,630
Issuance of common shares for exercised share options, shares									9,092,265								(9,092,265)
Share-based compensation	9,728																								9,728
Restricted shares vested, Amount									$ 1								$ (1)
Restricted shares vested, shares									3,683,458								(3,683,458)
Net income / (loss)	(13,167)																																(13,167)																								(1,299)
Translation adjustments at Dec. 31, 2015	(10,046)																																																(10,046)								101
Ending Balance, Amount at Dec. 31, 2015
Ending Balance, Amount at Dec. 31, 2015	446,749								$ 85								$ 7								458,270								(12,593)								5,132								(4,152)								(2,068)
Ending Balance, Shares at Dec. 31, 2015
Ending Balance, Shares at Dec. 31, 2015									339,319,115								29,558,094
Repurchase of shares, Amount	(14,319)								$ (3)								$ 3								(14,329)
Repurchase of shares, shares									(12,272,500)								12,272,500
Deemed dividend to preferred shareholders upon initial public offering
Exercised share options, Shares	440,465
Issuance of common shares for exercised share options, Amount	$ 58																								58
Issuance of common shares for exercised share options, shares									440,465								(440,465)
Share-based compensation	9,338																								9,348
Restricted shares vested, Amount									$ 1								$ (1)
Restricted shares vested, shares									3,057,920								(3,057,920)
Net income / (loss)	(24,111)																																(24,111)																								(72)
Translation adjustments at Dec. 31, 2016	(9,477)																																																(9,477)								152
Ending Balance, Amount at Dec. 31, 2016
Ending Balance, Amount at Dec. 31, 2016	$ 408,238								$ 83								$ 9								$ 453,347								$ (36,704)								$ 5,132								$ (13,629)								$ (1,988)
Ending Balance, Shares at Dec. 31, 2016
Ending Balance, Shares at Dec. 31, 2016									330,545,000								38,332,209